Supplemental Oil and Gas Information (Unaudited) (Details Textual)	12 Months Ended
	Dec. 31, 2012 BBcfe	Dec. 31, 2011 BBcfe	Dec. 31, 2010 BBcfe
Supplemental Oil and Gas Information (Unaudited) (Textual) [Abstract]
Percent of discount factor to proved reserves	10.00%
Estimated proved reserves prepared by independent reserve engineers	75.00%
Multiple acquisitions	224.2
Maximum effective rate of Texas franchise tax	0.70%
Multiple acquisitions by Goodrich Acquisition/Carthage Properties/Menemsha	148.9	277.7
Multiple acquisitions by predecessor		376.6	194.4
Forest Oil properties			47.0
Stanolind Acquisition [Member]
Supplemental Oil and Gas Information (Unaudited) (Textual) [Abstract]
Multiple acquisitions	43.6
Menemsha Acquisition [Member]
Supplemental Oil and Gas Information (Unaudited) (Textual) [Abstract]
Multiple acquisitions by Goodrich Acquisition/Carthage Properties/Menemsha	23.9
Tanos April & December Acquisitions [Member]
Supplemental Oil and Gas Information (Unaudited) (Textual) [Abstract]
Multiple acquisitions by predecessor			44.9
Moxa Arch Acquisition [Member]
Supplemental Oil and Gas Information (Unaudited) (Textual) [Abstract]
Multiple acquisitions by predecessor			42.7
Kerry and Young Acquisition [Member]
Supplemental Oil and Gas Information (Unaudited) (Textual) [Abstract]
Multiple acquisitions by predecessor			16.8
Propel Energy [Member]
Supplemental Oil and Gas Information (Unaudited) (Textual) [Abstract]
Quantity divested in acquisition	19.0